Exhibit 99.1

INVESTORS' MONTHLY REPORT
GRANITE FINANCE TRUSTEES LIMITED

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 02-1 Plc Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Master Issuer Plc, Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended   30-Nov-07

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.

--------------------------------------------------------------------------------
Commentary on asset performance in the period

The assets within the Trust continue to exhibit exceptionally strong performance in the month. The 3 month plus arrears have risen to 0.48% by balance, but this continues to remain extremely low by reference to industry standards. Losses have continued to increase but remain at extremely low levels and at (GBP)9.15mm cumulative over 6 years are easily absorbed by the current month's excess spread. Seasoning continues to increase and is currently 27.1 months.

--------------------------------------------------------------------------------

Next trust determination date                                    3-Dec-07

Next trust distribution date                                    11-Dec-07
(6 business days from determination date)

Mortgage Loans

--------------------------------------------------------------------------------
Number of Mortgage Loans in Pool                                         428,676

Current Balance - Trust Mortgage Assets                      (GBP)50,267,856,293

Current Balance - Trust Cash and other Assets                   (GBP)597,135,153

Last Months Closing Trust Assets                             (GBP)51,958,006,797

Funding share                                                 (GBP)8,407,828,038

Funding 2 share                                              (GBP)36,245,375,618

Funding and Funding 2 share                                  (GBP)44,653,203,656

Funding and Funding 2 Share Percentage                                    87.79%

Seller Share*                                                 (GBP)6,211,787,790

Seller Share Percentage                                                   12.21%

Minimum Seller Share (Amount)*                                (GBP)3,859,289,065

Minimum Seller Share (% of Total)                                          7.59%

Funding Bank Balance - Principal element of Balance           (GBP)1,931,719,932

Funding 2 Bank Balance - Principal element of Balance         (GBP)1,570,707,461

Excess Spread last quarter annualised (% of Total)                         0.34%
--------------------------------------------------------------------------------
* Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans

--------------------------------------------------------------------------------
                                                                          By
                                 Principal     Arrears  By number  Principal
                     Number          (GBP)       (GBP)        (%)        (%)
> = 1 < 2 Months      5,157    616,238,370   4,003,550      1.20%      1.23%

> = 2 < 3 Months      1,355    153,267,991   1,858,320      0.32%      0.30%

> = 3 < 4 Months        693     78,710,311   1,480,410      0.16%      0.16%

> = 4 < 5 Months        499     53,707,805   1,368,636      0.12%      0.11%

> = 5 < 6 Months        211     23,937,644     701,460      0.05%      0.05%

> = 6 < 7 Months        155     16,961,238     558,279      0.04%      0.03%

> = 7 < 8 Months        175     19,234,617     801,218      0.04%      0.04%

> = 8 < 9 Months        110     12,651,271     572,295      0.03%      0.03%

> = 9 < 10 Months       113     12,058,355     599,149      0.03%      0.02%

> = 10 < 11 Months       62      6,558,216     355,075      0.01%      0.01%

> = 11 < 12 Months       90     10,869,464     690,112      0.02%      0.02%

> = 12                   49      5,118,170     396,279      0.01%      0.01%

Total                 8,669  1,009,313,452  13,384,783      2.02%      2.01%
--------------------------------------------------------------------------------


Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.



Properties in Possession

-------------------------------------------------------------------------------------------------
                                                                       Principal         Arrears
                                                            Number         (GBP)           (GBP)

Total (since inception)                                       3672   351,776,475      20,573,542
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Properties in Possession                                                                     981

Number Brought Forward                                                                       863

Repossessed (Current Month)                                                                  118

Sold (since inception)                                                                      2691

Sold (current month)                                                                         131

Sale Price / Last Loan Valuation                                                             104

Average Time from Possession to Sale (days)                                                  152

Average Arrears at Sale                                                               (GBP)4,957

Total Principal Loss (Since inception)                                            (GBP)9,149,452

Total Principal Loss (current month)                                                (GBP)589,497

Number of accounts experiencing a loss since inception                                       744

Ratio of aggregate net losses to average portfolio balance                               0.00018

Average loss on accounts experiencing a loss                                         (GBP)12,298

MIG Claims Submitted                                                                          17

MIG Claims Outstanding                                                                         1

Average Time from Claim to Payment                                                            86
-------------------------------------------------------------------------------------------------

Note: The arrears analysis and repossession information is at close of business for the report month

Substitution

--------------------------------------------------------------------------------
                                                                   Principal
                                                Number                 (GBP)

Substituted this period                              0                (GBP)0

Substituted to date (since 26 March 2001)    1,063,063  (GBP)127,927,477,109
--------------------------------------------------------------------------------


CPR Analysis

--------------------------------------------------------------------------------
                                                                    % of CPR

Current Month % of CPR - Removals*                                    36.80%

Previous Month % of CPR - Removals*                                   36.90%

Current Month % of CPR - Non-Removals**                               63.20%

Previous Month % of CPR - Non-Removals**                              63.10%
--------------------------------------------------------------------------------
*Removals are loans that Northern Rock has repurchased from the Trust (e.g. Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions

--------------------------------------------------------------------------------
                                                   Monthly    Annualised

Current Month CPR Rate - Total                       2.54%        26.57%

Previous Month CPR Rate - Total                      3.62%        35.77%
--------------------------------------------------------------------------------

Key pool statistics

--------------------------------------------------------------------------------
Weighted Average Seasoning (by value) Months                       27.10

Weighted Average Remaining Term (by value) Years                   21.69

Average Loan Size                                           (GBP)117,263

Weighted Average LTV (by value)                                   77.05%

Weighted Average Indexed LTV (by value)                           67.62%

Non Verified (by value)                                           44.49%
--------------------------------------------------------------------------------

Product Breakdown

--------------------------------------------------------------------------------
Fixed Rate (by balance)                                           60.52%

Together (by balance)                                             27.80%

Capped (by balance)                                                0.06%

Variable (by balance)                                              7.30%

Tracker (by balance)                                               4.31%

Total                                                             100.0%
--------------------------------------------------------------------------------

Geographic Analysis

---------------------------------------------------------------------
                       Number  % of Total     Value (GBP)  % of Total

East Anglia             9,742       2.27%   1,138,680,198       2.27%

East Midlands          31,955       7.45%   3,360,961,417       6.69%

Greater London         50,658      11.82%   9,403,692,865      18.71%

North                  36,558       8.53%   2,897,725,580       5.76%

North West             53,419      12.46%   5,158,012,243      10.26%

Scotland               55,648      12.98%   4,630,912,839       9.21%

South East             68,717      16.03%  10,444,101,859      20.78%

South West             31,956       7.45%   4,191,633,640       8.34%

Wales                  17,507       4.08%   1,725,886,223       3.43%

West Midlands          30,336       7.08%   3,351,402,055       6.67%

Yorkshire              42,180       9.84%   3,964,847,374       7.89%

Total                 428,676        100%  50,267,856,293        100%
---------------------------------------------------------------------

LTV Levels Breakdown

---------------------------------------------------------------------
                                   Number     Value (GBP)  % of Total

0% < 25%                           21,642     801,199,982       1.59%

> = 25% < 50%                      54,450   4,569,600,897       9.09%

> = 50% < 55%                      15,241   1,660,585,525       3.30%

> = 55% < 60%                      16,941   1,955,961,173       3.89%

> = 60% < 65%                      18,493   2,281,600,112       4.54%

> = 65% < 70%                      21,566   2,757,299,280       5.49%

> = 70% < 75%                      24,882   3,365,324,489       6.69%

> = 75% < 80%                      28,487   4,053,002,684       8.06%

> = 80% < 85%                      40,113   5,828,933,764      11.60%

> = 85% < 90%                      60,836   8,020,702,157      15.96%

> = 90% < 95%                      85,524   9,997,843,149      19.89%

> = 95% < 100%                     37,930   4,697,073,482       9.34%

> = 100%                            2,571     278,729,598       0.55%

Total                             428,676  50,267,856,293      100.0%
---------------------------------------------------------------------

Repayment Method

---------------------------------------------------------------------
                                   Number     Value (GBP)  % of Total

Endowment                          30,679   4,302,450,411       8.56%

Interest Only                      99,817  15,943,855,266      31.72%

Pension Policy                        301      28,722,721       0.06%

Personal Equity Plan                  561      36,394,026       0.07%

Repayment                         297,318  29,956,433,868      59.59%

Total                             428,676  50,267,856,293     100.00%
---------------------------------------------------------------------

Employment Status

---------------------------------------------------------------------
                                   Number     Value (GBP)  % of Total

Full Time                         361,148  40,030,362,287      79.63%

Part Time                           5,494     441,445,155       0.88%

Retired                             3,333     205,347,291       0.41%

Self Employed                      53,441   9,162,105,107      18.23%

Other                               5,260     428,596,453       0.85%

Total                             428,676  50,267,856,293     100.00%
---------------------------------------------------------------------


---------------------------------------------------------------------
NR Current Existing                                             7.84%
Borrowers' SVR

Effective Date of                                            1 August
Change                                                           2007
---------------------------------------------------------------------




Main parties to the structure

Northern Rock plc              Citibank NA             The Bank of New York

Seller                         Agent bank              Security trustee
Administrator                  Common depositary       Note trustee
Cash Manager                   Principal paying agent
Basis swap provider            Registrar
Start up loan provider         US Paying Agent
Account bank

Ratings
            Short  Long        Short   Long            Short  Long
            term   term        term    term            term   term
S&P         A1     A-          A1+     AA              A-1+   AA-
Moodys      P-1    Aa3         P-1     Aa1             P-1    Aa2
Fitch       F1     A-          F1+     AA+             F1+    AA-



-----------------------------------------------------------------------------------
Trustee Principal Ledger Receipts and Distribution
           Principal Received           Funding         Funding 2            Seller

Month      (GBP)1,294,892,384  (GBP)403,314,578  (GBP)428,640,856  (GBP)462,936,950
-----------------------------------------------------------------------------------

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.


-------------------------------------------------------------------------------------------
Trustee Revenue Ledger Receipts and Distribution

               Receipts
                Revenue                                    Administration         Available
               Received    GIC Interest         sub-total             fee           revenue

Month  (GBP)231,651,709  (GBP)7,948,022  (GBP)239,599,731  (GBP)2,988,093  (GBP)236,611,638
-------------------------------------------------------------------------------------------


---------------------------------------------------------
Trustee Revenue Distribution


               Funding         Funding 2           Seller

Month  (GBP)41,188,052  (GBP)167,425,803  (GBP)27,997,783

---------------------------------------------------------

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 20 November 2007

Distribution of Issuer Available Revenue Receipts                  Total

Issuer available revenue receipts from Funding2              269,330,620
Issuer available revenue receipts - Issuers Revenue Ledger     5,681,280
Issuer available reserve fund                                560,032,893

                                                             835,044,793

Issuer required revenue receipts                             269,330,620

3rd party creditors                                                    0
Issuer cash manager                                                    0
Amounts due to the  A notes and A swap providers             225,438,824
Amounts due to the  B notes and B note swap providers          8,175,351
Amounts due to the  M notes and M note swap providers          8,896,888
Amounts due to the  C notes and C note swap providers          9,457,583
Interest due on start-up loan (from Northern Rock plc)         2,215,679
Principal due on start-up loan                                18,091,315
To fund issuer reserve fund                                  552,607,419
To fund funding reserve fund                                   7,425,474
To fund Series 05-2,05-3,05-4,06-1,06-2, 06-3
and 07-2 Payment Date                                          2,736,260

Excess of available revenue receipts over required receipts   18,091,315



Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:

o     an insolvency event occurs in relation to the seller;

o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or

o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (GBP)37 million. This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by (GBP)37 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (GBP)74 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc and Granite Mortgages 04-3 plc.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:

o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or

o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds (GBP)1,000,000,000; or

o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:

o     the principal balance of mortgages in arrears is greater than 4%

o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount

o     debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.


Notes    Granite Mortgages 01-1 plc

------------------------------------------------------------------------------------------------------------------------------
                                                                            Rating
                                         Brought                            Moodys/      Reference              Pool  Expected
                 ISIN                    forward  Repaid       Outstanding  S&P/Fitch         Rate  Margin    factor  Maturity

Series 1

A1               US387413 AA59                $0      $0                $0  Aaa/AAA/AAA        N/A   0.12%         0  N/A

A2               US387413 AB33       $35,000,000      $0       $35,000,000  Aaa/AAA/AAA      5.39%   0.21%   0.04762  Jan-08

B                US387413 AC16       $22,500,000      $0       $22,500,000  Aa2/AA+/AA+      5.58%   0.40%   0.450000 Jan-08

C                US387413 AD98       $29,500,000      $0       $29,500,000  Baa1/A-/A-       6.58%   1.40%   0.43704  Jan-08

Series 2

A                XS0126890390   (GBP)350,000,000  (GBP)0  (GBP)350,000,000  Aaa/AAA/AAA      6.52%   0.24%   1.00000  Jan-08

B                XS0126890473    (GBP)10,000,000  (GBP)0   (GBP)10,000,000  Aa1/AA+/AA+      6.68%   0.40%   1.00000  Jan-08

C                XS0126890556    (GBP)15,000,000  (GBP)0   (GBP)15,000,000  A3/A-/A-         7.68%   1.40%   1.00000  Jan-08
------------------------------------------------------------------------------------------------------------------------------



Credit Enhancement

--------------------------------------------------------------------------------
                                                                          % of
                                                                         Notes
                                                      Outstanding  Outstanding

Class B Notes ((GBP) Equivalent)                  (GBP)25,455,420        5.86%

Class C Notes ((GBP) Equivalent)                  (GBP)35,263,772        8.11%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement   (GBP)20,000,000         0.24%

Balance Brought Forward                           (GBP)20,000,000         0.24%

Drawings this Period                                       (GBP)0         0.00%

Excess Spread this Period                            (GBP)934,241         0.01%

Funding Reserve Fund Top-up this Period*            -(GBP)934,241        -0.01%

Current Balance                                   (GBP)20,000,000         0.24%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward          (GBP)105,682,559         1.26%

Excess spread this period                          (GBP)9,614,915         0.11%

Repayment of start up loan interest              -(GBP)11,901,994        -0.14%

Funding reserve Balance carried forward          (GBP)103,395,480         1.23%

Funding Reserve %                                            1.0%            NA
--------------------------------------------------------------------------------



Notes    Granite Mortgages 01-2 plc

--------------------------------------------------------------------------------------------------------------------
                                                                Rating
                                 Brought                        Moodys/        Reference              Pool  Expected
                 ISIN            forward   Repaid  Outstanding  S&P/Fitch           Rate  Margin    factor  Maturity

Series 1

A                US38741PAA66         $0       $0           $0  Aaa/AAA/AAA        5.41%   0.23%         0  Oct-06

B                US38741PAB40  Principal  Arrears    By number  By                 5.58%   0.40%         0  Oct-06
                                   (GBP)    (GBP)          (%)  Principal
                                                                (%)

C                US38741PAC23         $0       $0           $0  Baa1/A-/A-         6.56%  1.375%         0  Oct-06


Series 2

A                XS0134454510     (GBP)0   (GBP)0       (GBP)0  Aaa/AAA/AAA        6.53%   0.25%   0.00000  Oct-06

B                XS0134454866     (GBP)0   (GBP)0       (GBP)0  Aa1/AA+/AA+        6.70%   0.42%   0.00000  Oct-06

C                XS0134455590     (GBP)0   (GBP)0       (GBP)0  Baa1/A-/A-         7.68%   1.40%   0.00000  Oct-06

D                XS0134456218     (GBP)0   (GBP)0       (GBP)0  Baa3/BB+/BBB+     10.88%   4.60%  0.000000  Oct-06
--------------------------------------------------------------------------------------------------------------------


Credit Enhancement

------------------------------------------------------------------------------
                                                                         % of
                                                                        Notes
                                                     Outstanding  Outstanding

Class B Notes ((GBP) Equivalent)                          (GBP)0        0.00%

Class C Notes ((GBP) Equivalent)                          (GBP)0        0.00%

Class D Notes                                             (GBP)0        0.00%
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Granite Mortgages 01-2 Reserve Fund Requirement           (GBP)0        0.00%

Balance Brought Forward                                   (GBP)0        0.00%

Drawings this Period                                      (GBP)0        0.00%

Excess Spread this Period                                 (GBP)0        0.00%

Funding Reserve Fund Top-up this Period*                  (GBP)0        0.00%

Pay Down of Reserve Fund                                  (GBP)0        0.00%

Current Balance                                           (GBP)0        0.00%
------------------------------------------------------------------------------



-----------------------------------------------------------------------------
Funding Reserve Balance brought forward   Principal           Arrears
                                              (GBP)             (GBP)   1.26%
Excess spread this period                              (GBP)9,614,915   0.11%

Repayment of start up loan interest                  -(GBP)11,901,994  -0.14%

Funding reserve Balance carried forward              (GBP)103,395,480   1.23%

Funding Reserve %                                                1.0%      NA
-----------------------------------------------------------------------------




Notes    Granite Mortgages 02-1 plc

-------------------------------------------------------------------------------------------------------------------
                                                              Rating
                               Brought                        Moodys/       Reference                Pool  Expected
                 ISIN          forward   Repaid  Outstanding  S&P/Fitch          Rate    Margin    factor  Maturity

Series 1

A1               US38741NAA19       $0       $0           $0  Aaa/AAA/AAA         N/A     0.10%  0.000000  N/A

A2               US38741NAB91       $0       $0           $0  Aaa/AAA/AAA       5.34%     0.16%         0  Apr 07

B                US38741NAD57       $0       $0           $0  Aa2/AA+/AA+       5.51%     0.33%  0.000000  Apr 07

C                US38741NAC64       $0       $0           $0  Baa1/A-/BBB+      6.48%     1.30%  0.000000  Apr 07

Series 2

A                XS0144804712   (GBP)0   (GBP)0       (GBP)0  Aaa/AAA/AAA       6.48%     0.20%  0.000000  Apr 07

B                XS0144805958   (GBP)0   (GBP)0       (GBP)0  Aa1/AA+/AA+       6.63%     0.35%  0.000000  Apr 07

C                XS0144806253   (GBP)0   (GBP)0       (GBP)0  Baa1/A-/BBB+      7.58%     1.30%  0.000000  Apr 07

D                XS0144806501   (GBP)0   (GBP)0       (GBP)0  Baa3/BB+/BBB     10.78%     4.50%  0.000000  Oct 06

Series 3
                                                   Principal
                                                       (GBP)
A                XS0144807657  (euro)0  (euro)0      (euro)0  Aaa/AAA/AAA       5.15%  Fixed to  0.000000  Apr 07
                                                                                          04/07

B                XS0144807491  (euro)0  (euro)0      (euro)0  Aa1/AA+/AA+       5.00%     0.35%  0.000000  Apr 07

C                XS0144807814  (euro)0  (euro)0      (euro)0  Baa1/A-/BBB+      5.95%     1.30%  0.000000  Apr 07
-------------------------------------------------------------------------------------------------------------------


Credit Enhancement

-------------------------------------------------------------------------------
                                                                          % of
                                                                         Notes
                                                      Outstanding  Outstanding

Class B Notes ((GBP) Equivalent)                           (GBP)0        0.00%

Class C Notes ((GBP) Equivalent)                           (GBP)0        0.00%

Class D Notes                                              (GBP)0        0.00%
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement            (GBP)0        0.00%

Balance Brought Forward                                    (GBP)0        0.00%

Drawings this Period                                       (GBP)0        0.00%

Excess Spread this Perod                                   (GBP)0        0.00%

Funding Reserve Fund Top-up this Period*                   (GBP)0        0.00%

Pay Down of Reserve Fund                                   (GBP)0        0.00%

Current Balance                                            (GBP)0        0.00%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Funding Reserve Balance brought forward          (GBP)105,682,559        1.26%

Excess spread this period                          (GBP)9,614,915        0.11%

Repayment of start up loan interest              -(GBP)11,901,994       -0.14%

Funding reserve Balance carried forward          (GBP)103,395,480        1.23%

Funding Reserve %                                            1.0%           NA
-------------------------------------------------------------------------------




Notes     Granite Mortgages 02-2 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Rating
                                        Brought                                   Moodys/      Reference              Pool  Expected
                ISIN                    forward       Repaid         Outstanding  S&P/Fitch         Rate  Margin    factor  Maturity

Series 1

A1              US38741RAA23                 $0           $0                  $0  Aaa/AAA/AAA        N/A   0.11%  0.000000  N/A

A2              US38741RAB06       $190,000,000           $0        $190,000,000  Aaa/AAA/AAA      5.36%   0.18%  0.165220  Jan 08

B               US38741RAC88        $42,500,000  Value (GBP)         $42,500,000  Aa2/AA+/AA+      5.55%   0.37%  0.708330  Jan 08

C               US38741RAD61        $65,000,000           $0         $65,000,000  Baa1/A-/A-       6.43%   1.25%  0.738640  Jan 08

Series 2

A               XS0153568638  (euro)180,000,000     (euro) 0  (euro) 180,000,000  Aaa/AAA/AAA      4.84%   0.19%  0.163640  Jan 08

B               XS0153568984   (euro)29,750,000     (euro) 0   (euro) 29,750,000  Aa2/AA+/AA+      5.02%   0.37%  0.725610  Jan 08

C               XS0153569289   (euro)40,000,000     (euro) 0   (euro) 40,000,000  Baa1/A-/A-       5.90%   1.25%  0.754720  Jan 08

Series 3

A               XS0153569792   (GBP)665,000,000       (GBP)0    (GBP)665,000,000  Aaa/AAA/AAA      6.47%   0.19%  1.000000  Jan 08

B               XS0153569875    (GBP)25,000,000       (GBP)0     (GBP)25,000,000  Aa1/AA+/AA+      6.65%   0.37%  1.000000  Jan 08

C               XS0153569958    (GBP)33,000,000       (GBP)0     (GBP)33,000,000  A3/A-/A-         7.53%   1.25%  1.000000  Jan 08
------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

--------------------------------------------------------------------------------
                                                                           % of
                                                                          Notes
                                                       Outstanding  Outstanding

Class B Notes ((GBP) Equivalent)                   (GBP)71,546,447        6.65%

Class C Notes ((GBP) Equivalent)                  (GBP)100,685,499        9.36%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement    (GBP)39,000,000        0.46%

Balance Brought Forward                            (GBP)39,000,000        0.46%

Drawings this Period                                        (GBP)0        0.00%

Excess Spread this Period                           (GBP)2,318,784        0.03%

Funding Reserve Fund Top-up this Period*           -(GBP)2,318,784       -0.03%

Current Balance                                    (GBP)39,000,000        0.46%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)105,682,559        1.26%

Excess spread this period                           (GBP)9,614,915        0.11%

Repayment of start up loan interest               -(GBP)11,901,994       -0.14%

Funding reserve Balance carried forward           (GBP)103,395,480        1.23%

Funding Reserve %                                             1.0%           NA
--------------------------------------------------------------------------------



Notes     Granite Mortgages 03-1 plc

---------------------------------------------------------------------------------------------------------------------------------
                                                                              Rating
                                         Brought                              Moodys/       Reference              Pool  Expected
                 ISIN                    forward   Repaid        Outstanding  S&P/Fitch          Rate  Margin    factor  Maturity
Series 1

A1               US38741TAA88                 $0                          $0  P-1/A-1+/F1+        N/A  -0.01%  0.000000  N/A

A2               US38741TAB61       $103,422,371       $0       $103,422,371  Aaa/AAA/AAA       5.37%   0.19%   0.08443  Apr 08

A3**             US38741TAC45        $25,327,928       $0        $25,327,928  Aaa/AAA/AAA         N/A   0.40%   0.08443  Apr 08

B                US38741TAD28        $42,000,000       $0        $42,000,000  Aa2/AA+/AA+       5.61%   0.43%  1.000000  Apr 08

C                US38741TAE01        $56,000,000       $0        $56,000,000  Baa2/A-/A-        6.63%   1.45%  1.000000  Apr 08

Series 2

A                XS0160702113  (euro)900,000,000  (euro)0  (euro)900,000,000  Aaa/AAA/AAA       4.89%   0.24%  1.000000  Apr 08

B                XS0160702204   (euro)62,000,000  (euro)0   (euro)62,000,000  Aa2/AA+/AA+       5.08%   0.43%  1.000000  Apr 08

C                XS0160702386   (euro)94,500,000  (euro)0   (euro)94,500,000  Baa2/A-/A-        6.10%   1.45%  1.000000  Apr 08

Series 3

A                XS0160703434   (GBP)665,000,000   (GBP)0   (GBP)665,000,000  Aaa/AAA/AAA       6.52%   0.24%  1.000000  Apr 08

B                XS0160703608    (GBP)31,000,000   (GBP)0    (GBP)31,000,000  Aa2/AA+/AA+       6.71%   0.43%  1.000000  Apr 08

C                XS0160703780    (GBP)41,000,000   (GBP)0    (GBP)41,000,000  Baa2/A-/A-        7.73%   1.45%  1.000000  Apr 08
---------------------------------------------------------------------------------------------------------------------------------

** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.

Credit Enhancement


--------------------------------------------------------------------------------
                                                                           % of
                                                                          Notes
                                                       Outstanding  Outstanding

Class B Notes ((GBP) Equivalent)                   (GBP)97,837,647        6.22%

Class C Notes ((GBP) Equivalent)                          1 August        8.77%
                                                              2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Granite Mortgages 03-1 Reserve Fund Requirement    (GBP)45,000,000        0.54%

Balance Brought Forward                            (GBP)45,000,000        0.54%

Drawings this Period                                        (GBP)0        0.00%

Excess Spread this Period                           (GBP)2,774,201        0.03%

Funding Reserve Fund Top-up this Period*           -(GBP)2,774,201       -0.03%

Current Balance                                    (GBP)45,000,000        0.54%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)105,682,559        1.26%

Excess spread this period                           (GBP)9,614,915        0.11%

Repayment of start up loan interest               -(GBP)11,901,994       -0.14%

Funding reserve Balance carried forward           (GBP)103,395,480        1.23%

Funding Reserve %                                             1.0%           NA
--------------------------------------------------------------------------------




Notes     Granite Mortgages 03-2 plc

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Rating
                                     Brought                                Moodys/      Reference                   Pool   Expected
             ISIN                    forward     Repaid        Outstanding  S&P/Fitch         Rate       Margin    factor   Maturity
Series 1

A1           Revenue                      $0         $0     Administration  Available          N/A        0.08%  0.000000   N/A
             Received                                                  fee  revenue

A2           US38741QAB23                 $0         $0                 $0  Aaa/AAA/AAA      5.34%        0.16%         0   Jul 07

A3           US38741QAC06       $440,865,264         $0       $440,865,264  Aaa/AAA/AAA      5.43%        0.25%  0.881731   Jul 10

B            US38741QAD88        $67,452,385         $0        $67,452,385  Aa1/AA+/AA+      5.67%        0.49%  0.881731   Jul 10

C            US38741QAE61         $9,258,171         $0         $9,258,171  Baa1/A-/A-       6.73%        1.55%  0.881731   Jul 10

Series 2

A            XS0168665718  (euro)264,519,158    (euro)0  (euro)264,519,158  Aaa/AAA/AAA      4.90%        0.25%  0.881731   Jul 10

B            XS0168666013   (euro)64,278,155    (euro)0   (euro)64,278,155  Aa1/AA+/AA+      5.14%        0.49%  0.881731   Jul 10

M            XS0168771748   (euro)46,114,507    (euro)0   (euro)46,114,507  Aa3/A+/AA        5.40%        0.75%  0.881731   Jul 10

C1           XS0168666104   (euro)16,000,000    (euro)0   (euro)16,000,000  Baa1/A-/A-       5.20%        Fixed  1.000000   Jul 10
                                                                                                    until 07/10

C2           XS0168666443   (euro)57,753,350    (euro)0   (euro)57,753,350  Baa1/A-/A-       6.20%        1.55%  0.881731   Jul 10

Series 3

A            XS0168666526   (GBP)352,280,000  (GBP)0.00   (GBP)352,280,000  Aaa/AAA/AAA     4.625%        Fixed  1.000000   Jul 10
                                                                                                    until 07/10

C            XS0168666872    (GBP)13,225,958  (GBP)0.00    (GBP)13,225,958  Baa1/A-/A-       7.83%        1.55%  0.881731   Jul 10
------------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

--------------------------------------------------------------------------------
                                                                           % of
                                                                          Notes
                                                       Outstanding  Outstanding

Class B and M Notes ((GBP) Equivalent)            (GBP)120,841,538       11.99%

Class C Notes ((GBP) Equivalent)                   (GBP)71,688,153        7.11%

--------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

--------------------------------------------------------------------------------
Granite Mortgages 03-2 Reserve Fund Requirement    (GBP)35,000,000        0.42%

Balance Brought Forward                            (GBP)35,000,000        0.42%

Drawings this Period                                        (GBP)0        0.00%

Excess Spread this Period                           (GBP)1,807,676        0.02%

Funding Reserve Fund Top-up this Period*           -(GBP)1,807,676       -0.02%

Current Balance                                    (GBP)35,000,000        0.42%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)105,682,559        1.26%

Excess spread this period                           (GBP)9,614,915        0.11%

Repayment of start up loan interest               -(GBP)11,901,994       -0.14%

Funding reserve Balance carried forward           (GBP)103,395,480        1.23%

Funding Reserve %                                             1.0%           NA
--------------------------------------------------------------------------------
*Top-ups only occur at the end of each quarter.



Notes     Granite Mortgages 03-3 plc

---------------------------------------------------------------------------------------------------------------------------------
                                                                              Rating
                                         Brought                              Moodys/       Reference              Pool  Expected
                 ISIN                    forward   Repaid        Outstanding  S&P/Fitch          Rate  Margin    factor  Maturity
Series 1

A1               US38741UAA51                 $0       $0                 $0  Aaa/AAA/AAA         N/A   0.08%  0.000000  N/A

A2               US38741UAB35                 $0       $0                 $0  Aaa/AAA/AAA       5.30%   0.12%         0  Apr 06

A3               US38741UAC18       $262,018,770       $0       $262,018,770  Aaa/AAA/AAA       5.38%   0.20%  0.524038  Jan 09

B                US38741UAD90        $58,053,556       $0        $58,053,556  Aa1/AA+/AA+       5.63%   0.45%  0.806299  Jan 09

M                US38741UAE73        $21,770,084       $0        $21,770,084  Aa3/A+/AA         5.88%   0.70%  0.806299  Jan 09

C                US38741UAF49        $40,314,970       $0        $40,314,970  Baa1/A-/BBB+      6.63%   1.45%  0.806299  Jan 09

Series 2

A                XS0176409927  (euro)335,384,027  (euro)0  (euro)335,384,027  Aaa/AAA/AAA       4.84%   0.19%  0.524038  Jan 09

B                XS0176410180   (euro)18,544,886  (euro)0   (euro)18,544,886  Aa1/AA+/AA+       5.10%   0.45%  0.806299  Jan 09

M                XS0176410347    (euro)6,047,245  (euro)0    (euro)6,047,245  Aa3/A+/AA         5.35%   0.70%  0.806299  Jan 09

C                XS0176410420   (euro)44,346,467  (euro)0   (euro)44,346,467  Baa1/A-/BBB+      6.10%   1.45%  0.806299  Jan 09

Series 3

A                XS0176410693   (GBP)340,000,000   (GBP)0   (GBP)340,000,000  Aaa/AAA/AAA       6.47%   0.19%  1.000000  Jan 09

B                XS0176410776    (GBP)22,979,533   (GBP)0    (GBP)22,979,533  Aa1/AA+/AA+       6.73%   0.45%  0.806299  Jan 09

M                XS0176410859     (GBP)9,272,443   (GBP)0     (GBP)9,272,443  Aa3/A+/AA         6.98%   0.70%  0.806299  Jan 09

C                XS0176411071     (GBP)6,047,245   (GBP)0     (GBP)6,047,245  Baa1/A-/BBB+      7.73%   1.45%  0.806299  Jan 09
---------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

--------------------------------------------------------------------------------
                                                                           % of
                                                                          Notes
                                                       Outstanding  Outstanding

Class B and M Notes ((GBP) Equivalent)             (GBP)98,914,139       26.15%

Class C Notes ((GBP) Equivalent)                   (GBP)62,011,393       16.39%

--------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

--------------------------------------------------------------------------------
Granite Mortgages 03-3 Reserve Fund Requirement    (GBP)33,400,000        0.40%

Balance Brought Forward                            (GBP)33,400,000        0.40%

Drawings this Period                                        (GBP)0        0.00%

Excess Spread this Period                           (GBP)1,780,013        0.02%

Funding Reserve Fund Top-up this Period*           -(GBP)1,780,013       -0.02%

Current Balance                                    (GBP)33,400,000        0.40%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)105,682,559        1.26%

Excess spread this period                           (GBP)9,614,915        0.11%

Repayment of start up loan interest               -(GBP)11,901,994       -0.14%

Funding reserve Balance carried forward           (GBP)103,395,480        1.23%

Funding Reserve %                                             1.0%           NA
--------------------------------------------------------------------------------



Notes    Granite Mortgages 04-1 plc

---------------------------------------------------------------------------------------------------------------------------------
                                                                              Rating
                                         Brought                              Moodys/       Reference              Pool  Expected
                 ISIN                    forward   Repaid        Outstanding  S&P/Fitch          Rate  Margin    factor  Maturity
Series 1

A1               US38741VAA35                 $0       $0                 $0  P-1/A-1+/F1+        N/A  -0.04%  0.000000  N/A

A2               US38741VAB18                 $0       $0                 $0  Aaa/AAA/AAA       5.66%   0.07%  0.000000  Mar 06

B                US38741VAC90                 $0       $0                 $0  Aa2/AA+/AA+       5.80%   0.21%  0.000000  Jun 06

M                US38741VAE56                 $0       $0                 $0  Aa3/A+/AA         6.00%   0.41%  0.000000  Jun 06

C                US38741VAD73                 $0       $0                 $0  A2/A-/BBB+        6.49%   0.90%  0.000000  Jun 06

Series 2

A1               US38741VAF22       $868,000,000       $0       $868,000,000  Aaa/AAA/AAA       5.75%   0.16%  0.732489  Mar 09

A2               XS0184562816  (euro)663,000,000  (euro)0  (euro)663,000,000  Aaa/AAA/AAA       4.89%   0.16%  0.736667  Mar 09

B                XS0184563111   (euro)91,000,000  (euro)0   (euro)91,000,000  Aa2/AA+/AA+       5.07%   0.34%  1.000000  Mar 09

M                XS0184563541   (euro)45,000,000  (euro)0   (euro)45,000,000  A1/A+/AA          5.30%   0.57%  1.000000  Mar 09

C                XS0184563897   (euro)60,000,000  (euro)0   (euro)60,000,000  Baa1/A-/BBB+      5.80%   1.07%  1.000000  Mar 09

Series 3

A                XS0184565249   (GBP)444,000,000   (GBP)0   (GBP)444,000,000  Aaa/AAA/AAA       6.55%   0.16%  0.740000  Mar 09

B                XS0184566130    (GBP)23,000,000   (GBP)0    (GBP)23,000,000  Aa2/AA+/AA+       6.73%   0.34%  1.000000  Mar 09

M                XS0184566569    (GBP)10,000,000   (GBP)0    (GBP)10,000,000  A1/A+/AA          6.96%   0.57%  1.000000  Mar 09

C                XS0184567534    (GBP)20,000,000   (GBP)0    (GBP)20,000,000  Baa1/A-/BBB+      7.46%   1.07%  1.000000  Mar 09
---------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

--------------------------------------------------------------------------------
                                                                           % of
                                                                          Notes
                                                       Outstanding  Outstanding

Class B and M Notes ((GBP) Equivalent)            (GBP)126,793,103        8.11%

Class C Notes ((GBP) Equivalent)                   (GBP)61,379,310        3.93%

--------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

--------------------------------------------------------------------------------
Granite Mortgages 04-1 Reserve Fund Requirement    (GBP)60,000,000        0.71%

Balance Brought Forward                            (GBP)60,000,000        0.71%

Drawings this Period                                        (GBP)0        0.00%

Excess Spread this Period                           (GBP)3,186,674        0.04%

Funding Reserve Fund Top-up this Period*           -(GBP)3,186,674       -0.04%

Current Balance                                    (GBP)60,000,000        0.71%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)105,682,559        1.26%

Excess spread this period                           (GBP)9,614,915        0.11%

Repayment of start up loan interest               -(GBP)11,901,994       -0.14%

Funding reserve Balance carried forward           (GBP)103,395,480        1.23%

Funding Reserve %                                             1.0%           NA
--------------------------------------------------------------------------------



Notes    Granite Mortgages 04-2 plc

--------------------------------------------------------------------------------------------------------------------------------
                                                                             Rating
                                         Brought                             Moodys/       Reference              Pool  Expected
                 ISIN                    forward  Repaid        Outstanding  S&P/Fitch          Rate  Margin    factor  Maturity
Series 1

A1               US38741WAA18                 $0      $0                 $0  Aaa/AAA/AAA         N/A   0.04%  0.000000  N/A

A2               US38741WAB90                 $0      $0                 $0  Aaa/AAA/AAA       5.66%   0.07%  0.000000  Sep 06

B                US38741WAC73                 $0      $0                 $0  Aa2/AA+/AA        5.76%   0.17%  0.000000  Sep 06

M                US38741WAD56                 $0      $0                 $0  A1/A+/A           5.87%   0.28%  0.000000  Sep 06

C                US38741WAE30                 $0      $0                 $0  A3/A-/BBB+        6.29%   0.70%  0.000000  Sep 06

Series 2

A1               XS0193212825  (euro)888,256,375 (euro)0  (euro)888,256,375  Aaa/AAA/AAA       4.87%   0.14%  0.662878  Dec 10

A2               XS0193213807   (GBP)161,373,059  (GBP)0   (GBP)161,373,059  Aaa/AAA/AAA       6.53%   0.14%  0.661365  Dec 10

B                XS0193215414   (euro)60,939,842 (euro)0   (euro)60,939,842  Aa3/AA+/AA        5.00%   0.27%  0.662390  Dec 10

M                XS0193216578   (euro)35,430,141 (euro)0   (euro)35,430,141  A2/A+/A           5.13%   0.40%  0.662246  Dec 10

C                XS0193217030   (euro)58,814,033 (euro)0   (euro)58,814,033  Baa2/A-/BBB+      5.53%   0.80%  0.660832  Dec 10

Series 3

A                XS0193218350   (GBP)752,100,000  (GBP)0   (GBP)752,100,000  Aaa/AAA/AAA       6.55%   0.16%  1.000000  Jun 11

B                XS0193218863    (GBP)38,900,000  (GBP)0    (GBP)38,900,000  Aa2/AA+/AA        6.71%   0.32%  1.000000  Jun 11

M                XS0193219754    (GBP)26,500,000  (GBP)0    (GBP)26,500,000  A1/A+/A           6.86%   0.47%  1.000000  Jun 11

C                XS0193220927    (GBP)48,500,000  (GBP)0    (GBP)48,500,000  Baa1/A-/BBB+      7.24%   0.85%  1.000000  Jun 11
--------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

--------------------------------------------------------------------------------
                                                                           % of
                                                                          Notes
                                                       Outstanding  Outstanding

Class B and M Notes ((GBP) Equivalent)            (GBP)130,957,812        7.54%

Class C Notes ((GBP) Equivalent)                   (GBP)88,509,546        5.09%

--------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

--------------------------------------------------------------------------------
Granite Mortgages 04-2 Reserve Fund Requirement    (GBP)44,900,000        0.53%

Balance Brought Forward                            (GBP)44,900,000        0.53%

Drawings this Period                                        (GBP)0        0.00%

Excess Spread this Period                           (GBP)3,343,768        0.04%

Funding Reserve Fund Top-up this Period*           -(GBP)3,343,768       -0.04%

Current Balance                                    (GBP)44,900,000        0.53%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)105,682,559        1.26%

Excess spread this period                           (GBP)9,614,915        0.11%

Repayment of start up loan interest               -(GBP)11,901,994       -0.14%

Funding reserve Balance carried forward           (GBP)103,395,480        1.23%

Funding Reserve %                                             1.0%           NA
--------------------------------------------------------------------------------




Notes    Granite Mortgages 04-3 plc

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Rating
                                         Brought                               Moodys/       Reference               Pool  Expected
                 ISIN                    forward    Repaid        Outstanding  S&P/Fitch          Rate   Margin    factor  Maturity
Series 1

A1               US38741SAA06                 $0        $0                 $0  Aaa/AAA/AAA         N/A    0.06%  0.000000  N/A

A2               XS0201482766           (euro) 0  (euro) 0           (euro) 0  Aaa/AAA/AAA       4.80%    0.07%  0.000000  Dec 05

A3               US38741SAB88                 $0        $0                 $0  Aaa/AAA/AAA       5.69%    0.10%  0.000000  Mar 07

B                US38741SAC61                 $0        $0                 $0  Aa3/AA+/AA        5.75%    0.16%  0.000000  Mar 07

M                US38741SAD45                 $0        $0                 $0  A2/A+/A           5.86%    0.27%  0.000000  Mar 07

C                US38741SAE28                 $0        $0                 $0  Baa2/A-/BBB+      6.18%    0.59%  0.000000  Mar 07

Series 2

A1               US38741SAF92       $533,162,375        $0       $533,162,375  Aaa/AAA/AAA       5.73%    0.14%  0.747040  Mar 10

A2               XS0201483228  (euro)597,743,974   (euro)0  (euro)597,743,974  Aaa/AAA/AAA       4.87%    0.14%  0.747040  Mar 10

B                XS0201483657   (euro)55,579,768   (euro)0   (euro)55,579,768  Aa1/AA+/AA        5.01%    0.28%  0.747040  Mar 10

M                XS0201484036   (euro)43,253,610   (euro)0   (euro)43,253,610  Aa3/A+/A          5.10%    0.37%  0.747040  Mar 10

C                XS0201485355  (euro)103,875,898   (euro)0  (euro)103,875,898  Baa2/A-/BBB+      5.53%    0.80%  0.747040  Mar 10

Series 3

A1               XS0201486320   (GBP)411,250,000    (GBP)0   (GBP)411,250,000  Aaa/AAA/AAA       6.57%    0.18%  1.000000  Sept 11

A2               XS0201565628   (GBP)600,000,000    (GBP)0   (GBP)600,000,000  Aaa/AAA/AAA      5.515%    Fixed  1.000000  Sept 11
                                                                                                          until
                                                                                                        09/2011

B                XS0201486833    (GBP)54,350,000    (GBP)0    (GBP)54,350,000  Aa1/AA+/AA        6.74%    0.35%  1.000000  Sept 11

M                XS0201487211    (GBP)42,250,000    (GBP)0    (GBP)42,250,000  Aa3/A+/A          6.84%    0.45%  1.000000  Sept 11

C                XS0201487567    (GBP)99,450,000    (GBP)0    (GBP)99,450,000  Baa1/A-/BBB+      7.27%    0.88%  1.000000  Sept 11
-----------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

--------------------------------------------------------------------------------
                                                                           % of
                                                                          Notes
                                                       Outstanding  Outstanding

Class B and M Notes ((GBP) Equivalent)            (GBP)164,063,057        8.00%

Class C Notes ((GBP) Equivalent)                  (GBP)170,355,050        8.31%

--------------------------------------------------------------------------------

All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

--------------------------------------------------------------------------------
Granite Mortgages 04-3 Reserve Fund Requirement    (GBP)48,000,000        0.57%

Balance Brought Forward                            (GBP)48,000,000        0.57%

Drawings this Period                                        (GBP)0        0.00%

Excess Spread this Period                           (GBP)3,649,668        0.04%

Funding Reserve Fund Top-up this Period*               (3,649,668)       -0.04%

Current Balance                                    (GBP)48,000,000        0.57%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Funding Reserve Balance brought forward           (GBP)105,682,559        1.26%

Excess spread this period                           (GBP)9,614,915        0.11%

Repayment of start up loan interest               -(GBP)11,901,994       -0.14%

Funding reserve Balance carried forward           (GBP)103,395,480        1.23%

Funding Reserve %                                             1.0%           NA
--------------------------------------------------------------------------------



Notes    Granite Master Issuer plc - Series 2005-1

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Rating
                                         Brought                                 Moodys/       Reference              Pool  Expected
               ISIN                      forward    Repaid          Outstanding  S&P/Fitch          Rate  Margin    factor  Maturity
A1             US38741YAA73                   $0        $0                   $0  Aaa/AAA/AAA      4.780%   0.04%  0.000000  Sept 06

A2             XS0210928866             (euro) 0  (euro) 0             (euro) 0  Aaa/AAA/AAA       4.77%   0.04%  0.000000  Sept 06

A3             US38741YAB56         $275,000,000        $0         $275,000,000  Aaa/AAA/AAA       5.67%   0.08%  0.250000  Dec 07

A4             US38741YAC30       $1,100,000,000        $0       $1,100,000,000  Aaa/AAA/AAA       5.69%   0.10%  1.000000  Mar 10

A5             XS0210929161  (euro)1,500,000,000   (euro)0  (euro)1,500,000,000  Aaa/AAA/AAA       4.82%   0.09%  1.000000  Mar 10

A6             XS0210925847     (GBP)750,000,000    (GBP)0     (GBP)750,000,000  Aaa/AAA/AAA       6.51%   0.12%  1.000000  Mar 10

B1             US38741YAD13                   $0        $0                   $0  Aa3/AA/AA         5.72%   0.13%  0.000000  Dec 06

B2             XS0210929591    (euro) 80,000,000  (euro) 0    (euro) 80,000,000  Aa3/AA/AA         4.92%   0.19%  1.000000  Mar 10

B3             XS0210925920      (GBP)55,000,000    (GBP)0      (GBP)55,000,000  Aa3/AA/AA         6.58%   0.19%  1.000000  Mar 10

M1             US38741YAE95                   $0        $0                   $0  A2/A/A            5.82%   0.23%  0.000000  Dec 06

M2             XS0210929757    (euro) 79,000,000  (euro) 0    (euro) 79,000,000  A2/A/A            5.01%   0.28%  1.000000  Mar 10

M3             XS0210926225      (GBP)55,000,000    (GBP)0      (GBP)55,000,000  A2/A/A            6.67%   0.28%  1.000000  Mar 10

C2             XS0210929914   (euro) 139,000,000  (euro) 0   (euro) 139,000,000  Baa2/BBB/BBB     5.291%   0.56%  1.000000  Mar 10

C3             XS0210926571      (GBP)60,000,000    (GBP)0      (GBP)60,000,000  Baa2/BBB/BBB      6.95%   0.56%  1.000000  Mar 10
------------------------------------------------------------------------------------------------------------------------------------

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.




Notes     Granite Master Issuer plc - Series 2005-2

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Rating
                                     Brought                                     Moodys/       Reference              Pool  Expected
           ISIN                      forward        Repaid          Outstanding  S&P/Fitch          Rate  Margin    factor  Maturity
A1         US38741YAF60                   $0            $0                   $0  Aaa/AAA/AAA       4.78%   0.04%  0.000000  Feb 07

A2         XS0220176084               (GBP)0        (GBP)0               (GBP)0  Aaa/AAA/AAA       6.54%   0.05%  0.000000  Feb 07

A3         XS0220174469              (euro)0       (euro)0              (euro)0  Aaa/AAA/AAA       4.63%   0.05%  0.000000  Feb 07

A4         US38741YAG44         $438,420,392  $235,745,994         $202,674,398  Aaa/AAA/AAA       5.03%   0.08%  0.253343  Feb 08

A5         XS0220174543    (euro)800,000,000       (euro)0    (euro)800,000,000  Aaa/AAA/AAA       4.72%   0.14%  1.000000  May 10

A6         US38741YAH27       $1,250,000,000            $0       $1,250,000,000  Aaa/AAA/AAA       5.08%   0.13%  1.000000  May 10

A7         XS0220172257     (GBP)530,200,000        (GBP)0     (GBP)530,200,000  Aaa/AAA/AAA       6.65%   0.16%  1.000000  May 12

A8         XS0220486277     (GBP)250,000,000        (GBP)0     (GBP)250,000,000  Aaa/AAA/AAA       6.65%   0.16%  1.000000  May 12

B1         US38741YAJ82                   $0            $0                   $0  Aa3/AA/AA         5.09%   0.14%  0.000000  May 07

B2         XS0220173909     (euro)62,000,000       (euro)0     (euro)62,000,000  Aa3/AA/AA         4.78%   0.20%  1.000000  May 10

B3         XS0220175862      (GBP)35,100,000        (GBP)0      (GBP)35,100,000  Aa3/AA/AA         6.69%   0.20%  1.000000  May 10

M1         US38741YAK55                   $0            $0                   $0  A2/A/A            5.19%   0.24%  0.000000  May 07

M2         XS0220172927     (euro)70,000,000       (euro)0     (euro)70,000,000  A2/A/A            4.88%   0.30%  1.000000  May 10

M3         XS0220174972      (GBP)28,100,000        (GBP)0      (GBP)28,100,000  A2/A/A          6.8063%   0.32%  1.000000  May 10

C1         US38741YAL39          $90,000,000            $0          $90,000,000  Baa2/BBB/BBB      5.45%   0.50%  1.000000  May 08

C2         XS0220173651    (euro)131,700,000       (euro)0    (euro)131,700,000  Baa2/BBB/BBB      5.13%   0.55%  1.000000  May 10
------------------------------------------------------------------------------------------------------------------------------------


Notes    Granite Master Issuer plc - Series 2005-3

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Rating

                                     Brought                                     Moodys/       Reference              Pool  Expected
           ISIN                      forward        Repaid          Outstanding  S&P/Fitch          Rate  Margin    factor  Maturity

A1         US38741YAM12       $1,000,000,000            $0       $1,000,000,000  Aaa/AAA/AAA       4.74%   0.00%  1.000000  Aug 10

------------------------------------------------------------------------------------------------------------------------------------



Notes    Granite Master Issuer plc - Series 2005-4

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Rating
                                     Brought                                     Moodys/       Reference              Pool  Expected
           ISIN                      forward        Repaid          Outstanding  S&P/Fitch          Rate  Margin    factor  Maturity
A1         US38741YAN94                   $0            $0                   $0  Aaa/AAA/AAA       4.77%   0.03%  0.000000  May 07

A2         XS0229614036              (euro)0       (euro)0              (euro)0  Aaa/AAA/AAA      4.624%   0.04%  0.000000  May 07

A3         US38741YAP43         $851,798,505  $246,410,635         $605,387,870  Aaa/AAA/AAA       5.02%   0.07%  0.607453  Aug 08

A5         XS0229614200  (euro)1,357,300,000       (euro)0  (euro)1,357,300,000  Aaa/AAA/AAA       4.68%   0.10%  1.000000  Aug 10

A6         XS0229614465     (GBP)815,400,000        (GBP)0     (GBP)815,400,000  Aaa/AAA/AAA       6.61%   0.12%  1.000000  Aug 12

B1         US38741YAR09                   $0            $0                   $0  Aa3/AA/AA         5.07%   0.12%  0.000000  Aug 07

B2         US38741YAS81          $38,500,000            $0          $38,500,000  Aa3/AA/AA         5.13%   0.18%  1.000000  Nov 08

B3         XS0229614549      (GBP)19,000,000        (GBP)0      (GBP)19,000,000  Aa3/AA/AA         6.67%   0.18%  1.000000  Aug 10

B4         XS0229614895     (euro)56,900,000       (euro)0     (euro)56,900,000  Aa3/AA/AA         4.76%   0.18%  1.000000  Aug 10

M1         US38741YAT64                   $0            $0                   $0  A2/A/A            5.17%   0.22%  0.000000  Aug 07

M2         US38741YAU38          $36,300,000            $0          $36,300,000  A2/A/A            5.23%   0.28%  1.000000  Nov 08

M3         XS0229614978      (GBP)30,000,000        (GBP)0      (GBP)30,000,000  A2/A/A            6.77%   0.28%  1.000000  Aug 10

M4         XS0229615272     (euro)51,000,000       (euro)0     (euro)51,000,000  A2/A/A            4.86%   0.28%  1.000000  Aug 10

C1         US38741YAV11                   $0            $0                   $0  Baa2/BBB/BBB      5.38%   0.43%  0.000000  Aug 07

C2         US38741YAW93          $44,600,000            $0          $44,600,000  Baa2/BBB/BBB      5.50%   0.55%  1.000000  Nov 08

C3         XS0229615439      (GBP)10,000,000        (GBP)0      (GBP)10,000,000  Baa2/BBB/BBB      7.04%   0.55%  1.000000  Aug 10

C4         XS0229615603     (euro)76,100,000       (euro)0     (euro)76,100,000  Baa2/BBB/BBB      5.13%   0.55%  1.000000  Aug 10
------------------------------------------------------------------------------------------------------------------------------------



Notes                       Granite Master Issuer plc - Series 2006-1

---------------------------------------------------------------------------------------------------------------------------------
                  ISIN                                                                                    Rating
                  Reg S                                   Brought                                         Moodys/       Reference
                                ISIN                      forward            Repaid          Outstanding  S&P/Fitch          Rate
A1                USG4144BE89   US38741YBG35         $776,100,000          $910,891         $775,189,109  Aaa/AAA/AAA       4.71%

A2                XS0240602176  XS0240670413     (euro)52,966,820  (euro)52,966,820              (euro)0  Aaa/AAA/AAA       4.62%

A3                XS0240602507  XS0240670504      (GBP)12,155,323   (GBP)12,155,323               (GBP)0  Aaa/AAA/AAA       6.53%

A4                USG41441BF54  US38741YBH18          $68,373,692       $68,373,692                   $0  Aaa/AAA/AAA       4.78%

A5                USG41441BG38  US38741YBJ73       $1,552,200,000        $1,821,783       $1,550,378,217  Aaa/AAA/AAA       5.02%

A6                XS0240602929  XS0240670686  (euro)1,900,000,000           (euro)0  (euro)1,900,000,000  Aaa/AAA/AAA       4.68%

A7                XS0240603067  XS0240670843     (GBP)400,000,000            (GBP)0     (GBP)400,000,000  Aaa/AAA/AAA       6.61%

A8                XS024063653   XS0240671148     (GBP)950,000,000            (GBP)0     (GBP)950,000,000  Aaa/AAA/AAA       6.61%

B1                USG41441BH11  US38741YBK47          $91,200,000       $91,200,000                   $0  Aa3/AA/AA         5.08%

B2                USG41441BJ76  US38741YBL20          $84,100,000                $0          $84,100,000  Aa3/AA/AA         5.12%

B3                XS0240606169  XS0240671494      (GBP)25,000,000            (GBP)0      (GBP)25,000,000  Aa3/AA/AA         6.67%

B4                XS0240606755  XS0240671650     (euro)94,500,000           (euro)0     (euro)94,500,000  Aa3/AA/AA         4.76%

M1                USG41441BK40  US38741YBM03          $81,400,000       $81,400,000                   $0  A2/A/A            5.18%

M2                USG41441BL23  US38741YBN85          $79,200,000                $0          $79,200,000  A2/A/A            5.24%

M3                XS0240607480  XS0240671734      (GBP)33,500,000            (GBP)0      (GBP)33,500,000  A2/A/A            6.79%

M4                XS0240607720  XS0240671817     (euro)97,700,000           (euro)0     (euro)97,700,000  A2/A/A            4.88%

C2                USG41441BM06  US38741YBP34         $132,400,000                $0         $132,400,000  Baa2/BBB/BBB      5.55%

C3                XS0240608371  XS0240671908      (GBP)44,200,000            (GBP)0      (GBP)44,200,000  Baa2/BBB/BBB      7.09%

C4                XS0240608702  XS0240672039    (euro)129,000,000           (euro)0    (euro)129,000,000  Baa2/BBB/BBB      5.18%
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------
                             Pool  Expected
                 Margin    factor  Maturity
A1               -0.03%  0.998826  Nov 09

A2                0.04%  0.000000  Nov 07

A3                0.04%  0.000000  Nov 07

A4                0.04%  0.000000  Nov 07

A5                0.07%  0.998826  Nov 09

A6                0.10%  1.000000  Feb 11

A7                0.12%  1.000000  Feb 13

A8                0.12%  1.000000  Feb 13

B1                0.13%  0.000000  Nov 07

B2                0.17%  1.000000  May 10

B3                0.18%  1.000000  Feb 11

B4                0.18%  1.000000  Feb 11

M1                0.23%  0.000000  Nov 07

M2                0.29%  1.000000  May 10

M3                0.30%  1.000000  Feb 11

M4                0.30%  1.000000  Feb 11

C2                0.60%  1.000000  May 10

C3                0.60%  1.000000  Feb 11

C4                0.60%  1.000000  Feb 11
--------------------------------------------



Notes       Granite Master Issuer plc - Series 2006-2

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Rating
                                   Brought                                    Moodys/       Reference                 Pool  Expected
       ISIN                        forward     Repaid            Outstanding  S&P/Fitch          Rate     Margin    factor  Maturity
A1     US38741YBQ17           $101,264,639         $0           $101,264,639  Aaa/AAA/AAA       4.75%      0.01%  0.125018  Jan 08

A2     XS0252419832       (euro)37,505,422    (euro)0       (euro)37,505,422  Aaa/AAA/AAA      4.683%      0.03%  0.125018  Jan 08

A3     XS0252425995         (GBP)8,751,265     (GBP)0         (GBP)8,751,265  Aaa/AAA/AAA       6.31%      0.03%  0.125018  Jan 08

A4     US38741YBR99         $1,275,000,000         $0         $1,275,000,000  Aaa/AAA/AAA       5.22%      0.04%  1.000000  Jul 10

A5     XS0252421499    (euro)1,360,000,000    (euro)0    (euro)1,360,000,000  Aaa/AAA/AAA       4.75%      0.10%  1.000000  Oct 11

A6     XS0252427009       (GBP)500,000,000     (GBP)0       (GBP)500,000,000  Aaa/AAA/AAA       6.39%      0.11%  1.000000  Jul 13

B1     US38741YBS72            $29,000,000         $0            $29,000,000  Aa3/AA/AA         5.26%      0.08%  1.000000  Apr 08

B2     US38741YBT55            $36,000,000         $0            $36,000,000  Aa3/AA/AA         5.32%      0.14%  1.000000   Jul 11

B3     XS0252428072       (euro)37,500,000    (euro)0       (euro)37,500,000  Aa3/AA/AA         4.79%      0.14%  1.000000  Jul 11

M1     US38741YBU29            $25,000,000         $0            $25,000,000  A2/A/A            5.36%      0.18%  1.000000  Apr 08

M2     US38741YBV02            $25,000,000         $0            $25,000,000  A2/A/A            5.41%      0.23%  1.000000  Jul 11

M3     XS0252429047       (euro)35,000,000    (euro)0       (euro)35,000,000  A2/A/A            4.88%      0.23%  1.000000  Jul 11

M4     XS0252423198        (GBP)10,000,000     (GBP)0        (GBP)10,000,000  A2/A/A            6.51%      0.23%  1.000000  Jul 11

C2     US38741YBW84            $75,000,000         $0            $75,000,000  Baa2/BBB/BBB      5.65%      0.47%  1.000000  Jul 11

C3     XS0252430136       (euro)55,000,000    (euro)0       (euro)55,000,000  Baa2/BBB/BBB      5.12%      0.47%  1.000000  Jul 11

C4     XS0252423941        (GBP)12,000,000     (GBP)0        (GBP)12,000,000  Baa2/BBB/BBB      6.75%      0.47%  1.000000  Jul 11
------------------------------------------------------------------------------------------------------------------------------------


Notes     Granite Master Issuer plc - Series 2006-3

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Rating
                                   Brought                                    Moodys/       Reference                 Pool  Expected
       ISIN                        forward     Repaid            Outstanding  S&P/Fitch          Rate     Margin    factor  Maturity
A1     US38741YBX67           $355,870,000         $0           $355,870,000  Aaa/AAA/AAA       4.76%      0.02%  0.355870  Apr 08

A2     XS0267966959     (euro) 295,372,100    (euro)0      (euro)295,372,100  Aaa/AAA/AAA      4.693%      0.04%  0.355870  Jul 08

A3     US38741YBZ16         $1,800,000,000         $0         $1,800,000,000  Aaa/AAA/AAA       5.22%      0.04%  1.000000  Apr 10

A4     US38741YCA55         $1,000,000,000         $0         $1,000,000,000  Aaa/AAA/AAA       5.16%     -0.02%  1.000000  Oct 12

A5     XS0267967924   (euro) 1,250,000,000    (euro)0    (euro)1,250,000,000  Aaa/AAA/AAA       4.76%      0.11%  1.000000  Oct 12

A6     XS0267968658       (GBP)700,000,000     (GBP)0       (GBP)700,000,000  Aaa/AAA/AAA       6.39%      0.11%  1.000000  Oct 12

A7     US38741YCD94         $1,750,000,000         $0         $1,750,000,000  Aaa/AAA/AAA       5.28%      0.10%  1.000000  Oct 12

B1     US38741YCE77            $70,000,000         $0            $70,000,000  Aa3/AA/AA         5.27%      0.09%  1.000000  Oct 08

B2     US38741YCF43           $182,000,000         $0           $182,000,000  Aa3/AA/AA         5.35%      0.17%  1.000000  Oct 12

B3     XS0268037131      (euro) 30,000,000    (euro)0       (euro)30,000,000  Aa3/AA/AA         4.81%      0.16%  1.000000  Oct 12

M1     US38741YCJ64            $90,000,000         $0            $90,000,000  A2/A/A            5.36%      0.18%  1.000000  Oct 08

M2     US38741YCK38           $100,000,000         $0           $100,000,000  A2/A/A            5.46%      0.28%  1.000000  Oct 12

M3     XS0268038451      (euro) 47,000,000    (euro)0       (euro)47,000,000  A2/A/A            4.92%      0.27%  1.000000  Oct 12

M4     XS0268038964        (GBP)10,000,000     (GBP)0        (GBP)10,000,000  A2/A/A            6.55%      0.27%  1.000000  Oct 12

C2     US38741YCP25            $60,000,000         $0            $60,000,000  Baa2/BBB/BBB      5.68%      0.50%  1.000000  Oct 12

C3     XS0268039699     (euro) 137,000,000    (euro)0      (euro)137,000,000  Baa2/BBB/BBB      5.15%      0.50%  1.000000  Oct 12
------------------------------------------------------------------------------------------------------------------------------------


Notes      Granite Master Issuer plc - Series 2006-4

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Rating
                                   Brought                                    Moodys/       Reference                 Pool  Expected
       ISIN                        forward     Repaid            Outstanding  S&P/Fitch          Rate     Margin    factor  Maturity
A1     US38741YCS63           $335,742,427         $0           $335,742,427  Aaa/AAA/AAA       4.77%      0.03%  0.516527  Dec-11

A2     XS0275943958     (euro) 103,305,363   (euro) 0     (euro) 103,305,363  Aaa/AAA/AAA      4.771%      0.04%  0.516527  Dec-11

A3     XS0275944097       (GBP)180,784,384     (GBP)0       (GBP)180,784,384  Aaa/AAA/AAA       6.43%      0.04%  0.516527  Dec-11

A4     US38741YDB20           $704,300,000         $0           $704,300,000  Aaa/AAA/AAA       5.64%      0.05%  1.000000  Dec-11

A5     CA38741YDD81        CAD 350,000,000      CAD 0        CAD 350,000,000  Aaa/AAA/AAA       4.72%      0.07%  1.000000  Dec-11

A6     US38741YDC03         $1,130,000,000         $0         $1,130,000,000  Aaa/AAA/AAA       5.68%      0.09%  1.000000  Dec-11

A7     XS0275944766   (euro) 1,135,000,000   (euro) 0   (euro) 1,135,000,000  Aaa/AAA/AAA       4.84%      0.11%  1.000000  Dec-11

A8     XS0276823167       (GBP)300,000,000     (GBP)0       (GBP)300,000,000  Aaa/AAA/AAA       6.50%      0.11%  1.000000  Dec-11

B1     US38741YCV92            $60,600,000         $0            $60,600,000  Aa3/AA/AA         5.68%      0.09%  1.000000  Dec-11

B3     XS0275945730      (euro) 62,500,000   (euro) 0      (euro) 62,500,000  Aa3/AA/AA         4.92%      0.19%  1.000000  Dec-11

M1     US38741YCX58            $47,800,000         $0            $47,800,000  A2/A/A            5.76%      0.17%  1.000000  Dec-11

M2     US38741YCY32            $10,000,000         $0            $10,000,000  A2/A/A            5.88%      0.29%  1.000000  Dec-11

M3     XS0275946621      (euro) 84,400,000   (euro) 0      (euro) 84,400,000  A2/A/A            5.02%      0.29%  1.000000  Dec-11

C1     US38741YCZ07            $32,600,000         $0            $32,600,000  Baa2/BBB/BBB      5.97%      0.38%  1.000000  Dec-11

C2     US38741YDA47            $15,000,000         $0            $15,000,000  Baa2/BBB/BBB      6.07%      0.48%  1.000000  Dec-11

C3     XS0275947512      (euro) 62,800,000   (euro) 0      (euro) 62,800,000  Baa2/BBB/BBB      5.21%      0.48%  1.000000  Dec-11
------------------------------------------------------------------------------------------------------------------------------------


Notes     Granite Master Issuer plc - Series 2007-1

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Rating
                                   Brought                                    Moodys/       Reference                 Pool  Expected
       ISIN                        forward     Repaid            Outstanding  S&P/Fitch          Rate     Margin    factor  Maturity
1A1    US38741YDE68           $819,553,579         $0           $819,553,579  Aaa/AAA/AAA       4.77%   0.03000%  0.607077  Jun-10

1A3    XS0284070504       (GBP)273,184,526     (GBP)0       (GBP)273,184,526  Aaa/AAA/AAA       6.42%   0.03000%  0.607077  Jun-10

2A1    US38741YDF34         $1,450,000,000         $0         $1,450,000,000  Aaa/AAA/AAA       5.66%   0.07000%  1.000000  Jun-10

3A1    US38741YDG17         $1,500,000,000         $0         $1,500,000,000  Aaa/AAA/AAA       5.69%   0.10000%  1.000000  Jun-12

3A2    XS0284071908   (euro) 1,650,000,000   (euro) 0   (euro) 1,650,000,000  Aaa/AAA/AAA       4.83%   0.10000%  1.000000  Jun-12

4A1    US38741YDH99         $1,000,000,000         $0         $1,000,000,000  Aaa/AAA/AAA       5.70%   0.11000%  1.000000  Jun-12

5A1    XS0284076295       (GBP)650,000,000     (GBP)0       (GBP)650,000,000  Aaa/AAA/AAA       6.50%   0.11000%  1.000000  Jun-12

6A1    XS0284077186       (GBP)500,000,000     (GBP)0       (GBP)500,000,000  Aaa/AAA/AAA       5.60%   0.00000%  1.000000  Dec-13

1B1    US38741YDJ55            $84,000,000         $0            $84,000,000  Aa3/AA/AA         5.66%   0.07000%  1.000000  Jun-10

2B1    US38741YDK29            $80,000,000         $0            $80,000,000  Aa3/AA/AA         5.71%   0.12000%  1.000000  Jun-10

3B1    XS0284072468     (euro) 167,000,000   (euro) 0     (euro) 167,000,000  Aa3/AA/AA         4.90%   0.17000%  1.000000  Jun-12

3B2    XS0284073193        (GBP)25,000,000     (GBP)0        (GBP)25,000,000  Aa3/AA/AA         6.56%   0.17000%  1.000000  Jun-12

1M1    US38741YDL02            $84,000,000         $0            $84,000,000  A2/A/A            5.74%   0.15000%  1.000000  Jun-10

2M1    US38741YDM84            $80,000,000         $0            $80,000,000  A2/A/A            5.84%   0.25000%  1.000000  Jun-10

3M1    XS0284073607     (euro) 131,000,000   (euro) 0     (euro) 131,000,000  A2/A/A            5.00%   0.27000%  1.000000  Jun-12

3M2    XS0284074167        (GBP)40,000,000     (GBP)0        (GBP)40,000,000  A2/A/A            6.66%   0.27000%  1.000000  Jun-12

1C1    US38741YDN67            $94,600,000         $0            $94,600,000  Baa2/BBB/BBB      5.89%   0.30000%  1.000000  Jun-10

2C1    US38741YDP16            $30,000,000         $0            $30,000,000  Baa2/BBB/BBB      6.02%   0.43000%  1.000000  Jun-10

2C2    XS0284071221      (euro) 30,000,000   (euro) 0      (euro) 30,000,000  Baa2/BBB/BBB      5.18%   0.45000%  1.000000  Jun-10

3C1    XS0284081618     (euro) 265,000,000   (euro) 0     (euro) 265,000,000  Baa2/BBB/BBB      5.23%   0.50000%  1.000000  Jun-12

3C2    XS0284075560        (GBP)36,000,000     (GBP)0        (GBP)36,000,000  Baa2/BBB/BBB      6.89%   0.50000%  1.000000  Jun-12

------------------------------------------------------------------------------------------------------------------------------------



Notes     Granite Master Issuer plc - Series 2007-2

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Rating
                                             Brought                                    Moodys/       Reference                 Pool
                 ISIN                        forward     Repaid            Outstanding  S&P/Fitch          Rate     Margin    factor
Series 07-2 1A1  US38741YDQ98           $845,292,693         $0           $845,292,693  Aaa/AAA/AAA       4.72%   0.03000%  0.797446

Series 07-2 1A2  XS0298974337     (euro) 259,169,929   (euro) 0     (euro) 259,169,929  Aaa/AAA/AAA       4.25%   0.04000%  0.797446

Series 07-2 1A3  XS0298979138       (GBP)119,616,890     (GBP)0       (GBP)119,616,890  Aaa/AAA/AAA       6.07%   0.04000%  0.797446

Series 07-2 2A1  US38741YDR71         $1,025,000,000         $0         $1,025,000,000  Aaa/AAA/AAA       5.40%   0.04000%  1.000000

Series 07-2 2A2  CA38741YEC99        CAD 500,000,000      CAD 0        CAD 500,000,000  Aaa/AAA/AAA       4.75%   0.09000%  1.000000

Series 07-2 3A1  US38741YDS54         $1,100,000,000         $0         $1,100,000,000  Aaa/AAA/AAA       5.45%   0.09000%  1.100000

Series 07-2 3A2  XS0298974840   (euro) 1,000,000,000   (euro) 0   (euro) 1,000,000,000  Aaa/AAA/AAA       4.31%   0.10000%  1.000000

Series 07-2 4A1  US38741YDT38         $1,000,000,000         $0         $1,000,000,000  Aaa/AAA/AAA       4.67%  -0.02000%  1.000000

Series 07-2 4A2  XS0298980060       (GBP)650,000,000     (GBP)0       (GBP)650,000,000  Aaa/AAA/AAA       6.14%   0.11000%  1.000000

Series 07-2 1B1  US38741YDU01            $66,500,000         $0            $66,500,000  Aa3/AA/AA         5.44%   0.08000%  1.000000

Series 07-2 2B1  US38741YDV83            $53,500,000         $0            $53,500,000  Aa3/AA/AA         5.48%   0.12000%  1.000000

Series 07-2 3B1  US38741YDW66            $35,000,000         $0            $35,000,000  Aa3/AA/AA         5.52%   0.16000%  1.000000

Series 07-2 3B2  XS0298975813     (euro) 100,000,000   (euro) 0     (euro) 100,000,000  Aa3/AA/AA         4.37%   0.16000%  1.000000

Series 07-2 3B3  XS0298980813        (GBP)53,000,000     (GBP)0        (GBP)53,000,000  Aa3/AA/AA         6.19%   0.16000%  1.000000

Series 07-2 1M1  US38741YDX40            $64,000,000         $0            $64,000,000  A2/A/A            5.52%   0.16000%  1.000000

Series 07-2 2M1  US38741YDY23            $52,000,000         $0            $52,000,000  A2/A/A            5.60%   0.24000%  1.000000

Series 07-2 3M2  XS0298976621     (euro) 162,000,000   (euro) 0     (euro) 162,000,000  A2/A/A            4.50%   0.29000%  1.000000

Series 07-2 3M3  XS0298981621        (GBP)20,000,000     (GBP)0        (GBP)20,000,000  A2/A/A            6.32%   0.29000%  1.000000

Series 07-2 2C1  US38741YEA38            $50,000,000         $0            $50,000,000  Baa2/BBB/BBB      5.79%   0.43000%  1.000000

Series 07-2 2C2  XS0298977512      (euro) 52,000,000   (euro) 0      (euro) 52,000,000  Baa2/BBB/BBB      4.64%   0.43000%  1.000000

Series 07-2 3C2  XS0298978320      (euro) 84,500,000   (euro) 0      (euro) 84,500,000  Baa2/BBB/BBB      4.70%   0.49000%  1.000000

Series 07-2 3C3  XS0298984641        (GBP)60,000,000     (GBP)0        (GBP)60,000,000  Baa2/BBB/BBB      6.52%   0.49000%  1.000000

------------------------------------------------------------------------------------------------------------------------------------


-------------------------


                 Expected
                 Maturity
Series 07-2 1A1  Apr-12

Series 07-2 1A2  Apr-12

Series 07-2 1A3  Apr-12

Series 07-2 2A1  Apr-12

Series 07-2 2A2  Apr-12

Series 07-2 3A1  Apr-12

Series 07-2 3A2  Apr-12

Series 07-2 4A1  Apr-12

Series 07-2 4A2  Apr-13

Series 07-2 1B1  Apr-12

Series 07-2 2B1  Apr-12

Series 07-2 3B1  Apr-12

Series 07-2 3B2  Apr-12

Series 07-2 3B3  Apr-12

Series 07-2 1M1  Apr-12

Series 07-2 2M1  Apr-12

Series 07-2 3M2  Apr-12

Series 07-2 3M3  Apr-12

Series 07-2 2C1  Apr-12

Series 07-2 2C2  Apr-12

Series 07-2 3C2  Apr-12

Series 07-2 3C3  Apr-12

-------------------------



Notes                       Granite Master Issuer plc - Series 2007-3

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Rating
                                             Brought                                    Moodys/       Reference                 Pool
                 ISIN                        forward     Repaid            Outstanding  S&P/Fitch          Rate     Margin    factor

Series 07-3 1A   XS0320662751  (GBP)1,000,000,000.00  (GBP)0.00  (GBP)1,000,000,000.00  Aaa/AAA/AAA       7.07%   0.40000%  1.000000

Series 07-3 1B   XS0320662165     (GBP)40,500,000.00  (GBP)0.00     (GBP)40,500,000.00  Aa3/AA/AA         7.42%   0.75000%  1.000000

Series 07-3 1M   XS0320661191     (GBP)40,500,000.00  (GBP)0.00     (GBP)40,500,000.00  A2/A/A            7.92%   1.25000%  1.000000

Series 07-3 2A   XS0320662249  (GBP)3,600,000,000.00  (GBP)0.00  (GBP)3,600,000,000.00  Aaa/AAA/AAA       7.17%   0.50000%  1.000000

Series 07-3 2B   XS0320661357     (GBP)92,500,000.00  (GBP)0.00     (GBP)92,500,000.00  Aa3/AA/AA         7.67%   1.00000%  1.000000

Series 07-3 2M   XS0320663486    (GBP)119,000,000.00  (GBP)0.00    (GBP)119,000,000.00  A2/A/A            8.27%   1.60000%  1.000000

Series 07-3 2C   XS0320660037    (GBP)140,000,000.00  (GBP)0.00    (GBP)140,000,000.00  Baa2/BBB/BBB      8.92%   2.25000%  1.000000

------------------------------------------------------------------------------------------------------------------------------------


-------------------------
                 Expected
                 Maturity
Series 07-3 1A   Nov-10

Series 07-3 1B   Nov-10

Series 07-3 1M   Nov-10

Series 07-3 2A   Nov-10

Series 07-3 2B   Nov-10

Series 07-3 2M   Nov-10

Series 07-3 2C   Nov-10

-------------------------


Credit Enhancement for Granite Master Issuer plc

--------------------------------------------------------------------------------
                                                                           % of
                                                                          Notes
                                                       Outstanding  Outstanding

Class A Notes ((GBP) Equivalent)               (GBP)33,820,935,328       89.44%

Class B Notes ((GBP) Equivalent)                (GBP)1,244,777,990        3.29%

Class M Notes ((GBP) Equivalent)                (GBP)1,266,047,204        3.35%

Class C Notes ((GBP) Equivalent)                (GBP)1,484,322,554        3.93%

--------------------------------------------------------------------------------

Subordination Levels

--------------------------------------------------------------------------------
                                                           Current     Required

Class A Notes                                               12.68%       11.60%

Class B Notes                                                9.03%        8.30%

Class M Notes                                                5.69%        5.11%

Class C Notes                                                1.76%        1.85%

--------------------------------------------------------------------------------

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

--------------------------------------------------------------------------------
Programme Reserve Required Percent                                        1.65%

Programme Reserve Required Amount                  (GBP)638,425,000       1.76%

Balance Brought Forward                            (GBP)638,425,000       1.76%

Drawings this Period                                         (GBP)0       0.00%

 *Additions this period                                      (GBP)0       0.00%

Current Balance of Funding 2 & Granite Master
Issuer Reserve Fund                                (GBP)638,425,000       1.76%

Excess Spread this Period                           (GBP)18,091,315       0.05%

--------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------
Currency swap triggers

                                                       S&P                      Moody's                Fitch

Dollar and Euro currency swap agreements:
Initial downgrade trigger                 Short term   A1+                      P-1                    F1
                                                       -----------------------  ---------------------  ---------------------
                                          Long term    N/A                      A1                     A1
                                                       -----------------------  ---------------------  ---------------------

Subsequent downgrade trigger              Short term   N/A                      P-2                    F2
                                                       -----------------------  ---------------------  ---------------------
                                          Long term    BBB-                     A3                     BBB+
                                                       -----------------------  ---------------------  ---------------------

Second subsequent downgrade               Short term   N./A                     N/A                    F3
                                                       -----------------------  ---------------------  ---------------------
                                          Long term    N/A                      N/A                    BBB-
                                                       -----------------------  ---------------------  ---------------------
Dollar and Euro currency swap providers:

ABN Amro Bank NV                          Short term   A-1+                     P-1                    F1
                                                       -----------------------  ---------------------  ---------------------
                                          Long term    AA-                      Aa3                    AA-
                                                       -----------------------  ---------------------  ---------------------

Barclays Bank PLC                         Short term   A-1+                     P-1                    F1
                                                       -----------------------  ---------------------  ---------------------
                                          Long term    AA+                      Aa1                    AA-
                                                       -----------------------  ---------------------  ---------------------

HSBC                                      Short term   A-1+                     P-1                    F1
                                                       -----------------------  ---------------------  ---------------------
                                          Long term    AA-                      Aa2                    AA
                                                       -----------------------  ---------------------  ---------------------

                                                       -----------------------  ---------------------  ---------------------
Citigroup Global markets Limited          Short term   A-1+                     P-1                    F1
                                                       -----------------------  ---------------------  ---------------------
                                          Long term    AA-                      Aa1                    AA+
                                                       -----------------------  ---------------------  ---------------------

Swiss Re                                  Short term   A-1+                     P-1                    A-1+
                                                       -----------------------  ---------------------  ---------------------
                                          Long term    AA                       Aa2                    AA
                                                       -----------------------  ---------------------  ---------------------

UBS AG                                    Short term   A-1+                     P-1                    N/A
                                                       -----------------------  ---------------------  ---------------------
                                          Long term    AA+                      Aa2                    N/A
                                                       -----------------------  ---------------------  ---------------------

AIG                                       Short term   Not applicable           Not applicable         Not applicable
                                                       -----------------------  ---------------------  ---------------------
                                          Long term    Not applicable           Not applicable         Not applicable
                                                       -----------------------  ---------------------  ---------------------

----------------------------------------------------------------------------------------------------------------------------